Consolidated Statements of Financial Position - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash	$ 74,701	$ 96,626
Accounts receivable	310,204	372,336
Income tax recoverable	1,142
Inventory	31,718	34,081
Current assets excluding asset held for sale	417,765	503,043
Assets held for sale		19,658
Total current assets	417,765	522,701
Non-current assets:
Income taxes recoverable		2,449
Deferred tax assets	4,724	36,880
Property, plant and equipment	2,749,463	3,038,612
Intangibles	31,746	35,401
Right of use assets	66,142	0
Total non-current assets	2,852,075	3,113,342
Total assets	3,269,840	3,636,043
Current liabilities:
Accounts payable and accrued liabilities	199,478	274,489
Current portion of lease obligation	12,449
Income tax payable	4,142	7,673
Total current liabilities	216,069	282,162
Non-current liabilities:
Share based compensation	8,830	6,520
Provisions and other	9,959	10,577
Long-term debt	1,427,181	1,706,253
Lease obligation	54,980
Deferred tax liabilities	25,389	72,779
Total non-current liabilities	1,526,339	1,796,129
Shareholders’ equity:
Shareholders’ capital	2,296,378	2,322,280
Contributed surplus	66,255	52,332
Deficit	(969,456)	(978,874)
Accumulated other comprehensive income	134,255	162,014
Total shareholders’ equity	1,527,432	1,557,752
Total liabilities and shareholders’ equity	$ 3,269,840	$ 3,636,043